Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Denominated by Currencies
Total long-term debt	$ 1,159	$ 1,695
U.S. dollar [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	694	1,113
Euro [Member]
Long Term Debt Denominated by Currencies
Total long-term debt	$ 465	$ 582